Metropolitan West Funds

865 South Figueroa Street

Los Angeles, California 90017

telephone (213) 244-0000

July 29, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Metropolitan West Funds - File Nos. 33-18737 and 811-07989

Ladies and Gentlemen:

On behalf of Metropolitan West Funds (the “Registrant”) and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify that the prospectus and statement of additional information that would have been filed by the Registrant under Rule 497(c) under the Securities Act do not differ from that contained in Post-Effective Amendment No. 52 to the Registrant’s registration statement on Form N-1A as filed electronically with the Securities and Exchange Commission on July 25, 2016.

Please direct any inquiries regarding this filing to Patrick Dennis, Vice President and Assistant Secretary, at (213) 244-0000.

Very truly yours,

/s/  Patrick Dennis

Patrick Dennis

Vice President and

Assistant Secretary